Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Maturities of Lease Liabilities [Abstract]
2026		$ 15,532
2027	$ 52,210	15,532
2028	16,042	15,532
2029	16,042	15,532
2030	16,042	15,533
Total lease payments	100,336	77,661
Less: imputed interest	5,955	6,675
Present value of lease liabilities	$ 94,381	$ 70,986